Pension Plans and Other Postretirement Benefit Plans (Tables)	12 Months Ended
Jun. 30, 2023
Retirement Benefits [Abstract]
Net Funded Status
The following table summarizes the projected benefit obligations, assets, funded status and the amounts recorded on the Company’s consolidated and combined balance sheets as of June 30, 2023 and 2022, associated with the pension plans and Postretirement Plan based upon actuarial valuations as of those measurement dates.

	Pension Plans		Postretirement Plan
	June 30,		June 30,
	2023	2022	2023	2022
Change in benefit obligation:
Benefit obligation at beginning of period	$135,916	$171,897	$2,463	$3,218
Service cost	68	120	25	32
Interest cost	5,874	3,708	97	42
Actuarial loss (gain) (a)	(3,753)	(33,344)	304	(501)
Benefits paid	(7,139)	(6,465)	(372)	(328)
Plan settlements paid	(97)	—	—	—
Other	(144)	—	—	—

Benefit obligation at end of period	130,725	135,916	2,517	2,463

Change in plan assets:
Fair value of plan assets at beginning of period	108,978	145,651	—	—
Actual return on plan assets	1,782	(30,667)	—	—
Employer contributions	250	400	—	—
Benefits paid	(7,080)	(6,406)	—	—
Administrative expenses paid	(1,694)	—	—	—

Fair value of plan assets at end of period	102,236	108,978	—	—

Funded status at end of period	$(28,489)	$(26,938)	$(2,517)	$(2,463)

(a)
In Fiscal Year 2023, the actuarial gains on the benefit obligations were primarily due to an increase in discount rate partially offset by an increase in the interest crediting rates. In Fiscal Year 2022, the actuarial gains on the benefit obligations were primarily due to a net increase in discount and interest crediting rates.

Amounts Recognized in Balance Sheet
Amounts recognized in the consolidated and combined balance sheets as of June 30, 2023 and 2022 consist of:

	Pension Plans		Postretirement Plan
	June 30,		June 30,
	2023	2022	2023	2022
Current liabilities (included in accrued employee related costs)	$(270)	$(264)	$(318)	$(364)
Non-current liabilities (included in defined benefit and other postretirement obligations)	$(28,219)	$(26,674)	$(2,199)	$(2,099)

	$(28,489)	$(26,938)	$(2,517)	$(2,463)

Net Periodic Benefit Cost Not Yet Recognized
Accumulated other comprehensive loss, b
efore
income tax, as of June 30, 2023 and 2022 consists of the following amounts that have not yet been recognized in net periodic benefit cost:

	Pension Plans		Postretirement
	Plan June 30,		June 30,
	2023	2022	2023	2022
Actuarial gain (loss)	$(40,625)	$(41,910)	$(555)	$(251)

Net Benefit Costs
The following table presents components of net periodic benefit cost for the pension plans and Postretirement Plan included in the accompanying consolidated and combined statements of operations for Fiscal Years 2023, 2022, and 2021. Service cost is recognized in direct operating expenses and selling, general and administrative expenses. All other components of net periodic benefit cost are reported in Other income (expense), net.

	Pension Plans			Postretirement Plan
	Year Ended June 30,			Year Ended June 30,
	2023	2022	2021	2023	2022	2021
Service cost	$68	$120	$96	$25	$32	$47
Interest cost	5,874	3,708	3,385	97	42	45
Expected return on plan assets	(4,362)	(6,016)	(5,232)	—	—	—
Recognized actuarial loss	1,800	1,386	1,093	—	34	98
Settlement loss recognized (a)	5	—	870	—	—	—

Net periodic benefit cost reported in the consolidated and combined statements of operations	$3,385	$(802)	$212	$122	$108	$190

(a)
For Fiscal Years 2023, 2022 and 2021,
lump-sum
payments totaling $97, $0 and $52, respectively, were distributed to vested participants of the non-qualified
excess cash balance plan, triggering the recognition of settlement losses in accordance with ASC Topic 715. Due to these pension settlements, the Company was required to remeasure its pension plan liability for Fiscal Year 2021. The discount rates used for the projected benefit obligation and interest cost were 5.44% and 5.41%, respectively as of June 30, 2023, 1.96% and 1.30% as of June 30, 2022, respectively, and 1.77% and 1.24% as of June 30, 2021, respectively. Additionally, settlement charges of $5, $0 and $870 were recognized in Other income (expense), net for Fiscal Years 2023, 2022 and 2021, respectively.

Amounts Recognized in Other Comprehensive Income (Loss)
Other
pre-tax
changes in plan assets and benefit obligations recognized in other comprehensive
income (loss) for Fiscal Years 2023, 2022, and 2021 were as follows:

	Pension Plans			Postretirement Plan
	Years Ended June 30,			Years Ended June 30,
	2023	2022	2021	2023	2022	2021
Actuarial gain (loss), net	$(1,800)	$(3,306)	$(5,244)	$304	$501	$76
Recognized actuarial loss	520	1,386	1,093	—	34	98
Curtailments	—	—	91	—	—	65
Settlement loss recognized	5	—	870	—	—	—

Total recognized in other comprehensive income (loss)	$(1,275)	$(1,920)	$(3,190)	$304	$535	$239

Weighted-Average Assumptions
Weighted-average assumptions used to determine benefit obligations (made at the end of the period) as of June 30, 2023 and 2022 were as follows:

	Pension Plans		Postretirement Plan
	June 30,		June 30,
	2023	2022	2023	2022
Discount rate	5.34%	4.86%	5.40%	4.62%
Interest crediting rate	3.77%	2.76%	n/a	n/a
Healthcare cost trend rate assumed for next year	n/a	n/a	7.00%	6.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	n/a	n/a	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	n/a	n/a	2032	2027
Weighted-average assumptions used to determine net periodic benefit cost (made at the beginning of the period) for Fiscal Years 2023, 2022 and 2021 were as follows:

	Pension Plans			Postretirement Plan
	Years Ended June 30,			Years Ended June 30,
	2023	2022	2021	2023	2022	2021
Discount rate—projected benefit obligation	4.86%	2.87%	2.84%	4.63%	2.17%	2.09%
Discount rate—service cost	4.97%	3.11%	3.20%	4.89%	2.65%	2.15%
Discount rate—interest cost	4.56%	1.92%	1.92%	4.28%	1.51%	1.23%
Expected long—term return on plan assets	5.92%	4.94%	4.02%	n/a	n/a	n/a
Interest crediting rate	2.76%	2.32%	1.37%	n/a	n/a	n/a
Healthcare cost trend rate assumed for next year	n/a	n/a	n/a	6.00%	6.25%	6.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	n/a	n/a	n/a	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	n/a	n/a	n/a	2027	2027	2027

Weighted-Average Asset Allocation
The weighted-average asset allocation of the pension plans’ assets at June 30, 2023 and 2022 was as follows:

	As of June 30,
	2023	2022
Asset Classes (a) :
Fixed income securities	75%	78%
Equity securities	15%	14%
Cash equivalents	10%	8%

	100%	100%

(a)
The Company’s target allocation for the Cash Balance Plan assets is 85% fixed income securities and 15% equity as of June 30, 2023 and the Company’s target allocation for the Union Plan assets is 100% fixed income securities.

Changes in Fair Value of Plan Assets
The cumulative fair values of the individual plan assets at June 30, 2023 and 2022 by asset class were as follows:

	Fair Value Hierarchy	As of June 30,
		2023	2022
Fixed income securities:
U.S. Treasury securities (a)	I	$3,673	$672
Money market fund (a)	I	6,511	8,311
U.S. Gov’t Agency Obligations (b)	II	308	—
Mutual fund—equity (c)	II	15,296	15,661
Common collective trust (c)	II	76,448	84,334

Total investments measured at fair value		$102,236	$108,978

(a)
U.S. Treasury Securities and the money market fund are classified within Level I of the fair value hierarchy as they are valued using observable inputs that reflect quoted prices for identical assets in active markets.

(b)
U.S. Government Agency Obligations are classified within Level II of the fair value hierarchy as they are valued daily using institutional bond quotes based on evaluations based on various market and industry inputs.

(c)
The common collective trust (“CCT”) and the mutual fund, which are non-exchange
traded funds, are classified within Level II of the fair value hierarchy at their net asset value (“NAV”) as reported by the Trustee and investment manager, respectively. The NAV is based on the fair value of the underlying investments held by the funds which are based on quoted market prices less their liabilities. Both the CCT and the mutual fund publish their daily NAV and use such value as the basis for current transactions.

Estimated Future Benefit Payments
The following table presents estimated future fiscal year benefit payments for the pension plans and Postretirement Plan:

	Pension Plans	Postretirement Plan
Fiscal year ending June 30, 2024	$10,799	$328
Fiscal year ending June 30, 2025	$8,355	$334
Fiscal year ending June 30, 2026	$8,666	$315
Fiscal year ending June 30, 2027	$9,015	$271
Fiscal year ending June 30, 2028	$8,754	$266
Fiscal years ending June 30, 2029–2033	$46,261	$1,119

Multiemployer Defined Benefit Pension Plans
The following table outlines the Company’s participation in multiemployer defined benefit pension pl an
s for Fiscal Years 2023, 2022 and 2021, and summarizes the contributions that the Company has made during each period. The “EIN” and “Pension Plan Number” columns provide the Employer Identification Number and the three-digit plan number for each applicable plan. The most recent Pension Protection Act zone status available as of June 30, 2023 and 2022 relates to the plan’s two most recent years ended which are indicated. Among other factors, plans in the red zone are generally less than 65% funded, plans in the orange zone are both less than 80% funded and have an accumulated funding deficiency or are expected to have a deficiency in any of the next six plan years, plans in the yellow zone are less than 80% funded, and plans in the green zone are at least 80% funded. The “FIP/RP Status Pending/Implemented” column indicates whether a funding improvement plan (“FIP”) for yellow/orange zone plans or a rehabilitation plan (“RP”) for red zone plans is either pending or has been implemented by the trustees of such plan. The zone status and any FIP or RP information is based on information that the Company received from the plan, and the zone status is as certified by the plan’s actuary. The last column lists the expiration date(s) or a range of expiration dates of the CBA to which the plans are subject. There are no other significant changes that affect such comparability.

			PPA Zone Status			Company Contributions
			As of June 30,			Year Ended June 30,
Plan name	EIN	Pension Plan Number	2023	2022	FIP/ RP Status Pending/ Implemented	2023	2022	2121	Surcharge Imposed	Expiration Date of CBA
Pension Fund of Local No. 1 of I.A.T.S.E.	136414973	001	Green as of 2022-12-31	Green as of 2021-12-31	No	$2,550	$1,999	$194	No	6/30/2026
All Other Multiemployer Defined Benefit Pension Plans						2,897	1,907	584

						$5,447	$3,906	$778

Multiemployer Plans Year Contributions Exceeded More Than 5 Percent of Total Contributions
The Company was listed in the following plans’ Form 5500’s as providing more than 5% of the total contributions for the following plans and plan years:

Fund Name	Exceeded 5 Percent of Total Contributions	Year Contributions to Plan Exceeded 5 Percent of Total Contributions (As of Plan’s Year-End)
Pension Fund of Local No. 1 of I.A.T.S.E	True	December 31, 2021, 2020 and 2019
32BJ/Broadway League Pension Fund	True	December 31, 2021, 2020 and 2019
Treasurers and Ticket Sellers Local 751 Pension Fund	True	August 31, 2022, 2021 and 2020

Schedule of Defined Benefit Plans Disclosures
Amounts recognized in the consolidated balance sheets as of June 30, 2023 related to the Deferred Compensation Plan consist of:

June 30, 2023
Non-current assets (included in investments)	$2,954
Non-current liabilities (included in other employee related costs)	$(2,976)